UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        November 11, 2010
     -------------------         ------------------        -----------------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $114,763 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 9/30/10                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

AMERICAN PHYSICIANS CAPITAL    COM                028884104   1,285        31,000 SH   SOLE                31,000   -        -
AMERICREDIT CORP               COM                03060R101  18,060       738,328 SH   SOLE               738,328   -        -
ARCSIGHT INC                   COM                039666102  10,250       235,380 SH   SOLE               235,380   -        -
DIAMOND MGMT & TECHNOLOGY CO   COM                25269L106   5,838       467,000 SH   SOLE               467,000   -        -
HEALTH GRADES INC              COM                42218Q102   1,310       160,000 SH   SOLE               160,000   -        -
HEWITT ASSOCS INC              COM                42822Q100  13,597       269,200 SH   SOLE               269,200   -        -
MAXWELL TECHNOLOGIES INC       COM                577767106     239        16,338 SH   SOLE                16,338   -        -
NBTY INC                       COM                628782104   1,375        25,000 SH   SOLE                25,000   -        -
SMURFIT-STONE CONTAINER CORP   COM                83272A104   6,430       350,000 SH   SOLE               350,000   -        -
TPC GROUP INC                  COM                89236Y104  46,745     1,962,428 SH   SOLE             1,962,428   -        -
ZYMOGENETICS INC               COM                98985T109   9,634       988,150 SH   SOLE               988,150   -        -

                                            Value Total    $114,763

                                            Entry Total:         11
